Selected Financial Statement Information	12 Months Ended
Dec. 31, 2012
Selected Financial Statement Information
Selected Financial Statement Information

6.                          Selected Financial Statement Information

Property and Equipment

Our property and equipment at December 31, consists of the following:

(in thousands)	2012	2011

Medical Equipment	$547,497	$491,629
Less: Accumulated depreciation	(310,592)	(255,742)
Medical equipment, net	236,905	235,887

Leasehold improvements	12,072	11,181
Office equipment and vehicles	56,367	47,221
	68,439	58,402
Less: Accumulated depreciation and amortization	(38,345)	(29,942)
Property and office equipment, net	30,094	28,460

Total property and equipment, net	$266,999	$264,347

Property and equipment financed under capital leases, net	$14,698	$18,134

Goodwill and Other Intangible Assets

Our goodwill as of December 31, 2012 and 2011, by reporting segment, consist of the following:

	Medical	Technical and	Sales	Corporate
	Equipment	Professional	and	and
(in thousands)	Outsourcing	Services	Remarketing	Unallocated	Total

Balance at January 1, 2011	$205,953	$55,655	$18,603	$—	$280,211
Acquisitions of the former Emergent Group Inc.	39,686	—	—	—	39,686
Other acquisitions	6,014	—	—	—	6,014
Balance at December 31, 2011	251,653	55,655	18,603	—	325,911
Acquisitions	9,666	—	—	—	9,666
Balance at December 31, 2012	$261,319	$55,655	$18,603	$—	$335,577

Our other intangible assets as of December 31, 2012 and 2011 consist of the following:

	2012			2011
		Accumulated			Accumulated
(in thousands)	Cost	Amortization	Net	Cost	Amortization	Net

Finite-life intangibles
Customer relationship	$115,731	$(60,368)	$55,363	$108,269	$(49,032)	$59,237
Supply agreement	26,000	(13,655)	12,345	26,000	(10,750)	15,250
Technology databases	7,217	(7,127)	90	7,217	(6,471)	746
Non-compete agreements	780	(203)	577	230	(52)	178
Favorable lease agreements	134	(118)	16	134	(105)	29
Trade names	—	—	—	4,264	(4,264)	—
Total finite-life intangibles	149,862	(81,471)	68,391	146,114	(70,674)	75,440
Indefinite-life intangibles
Trade names	166,000	—	166,000	166,000	—	166,000
Total intangible assets	$315,862	$(81,471)	$234,391	$312,114	$(70,674)	$241,440

Total amortization expense related to intangible assets was approximately $15.1, $19.4 and $13.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

As of December 31, 2012, management performed its required annual testing of impairment of goodwill as well as indefinite-lived medical equipment outsourcing and technical and professional services trade names. Fair values were estimated using estimates, judgments, and assumptions (see Note 2, Significant Accounting Policies) that management believes were appropriate in the circumstances. There is no aggregate goodwill or intangible assets impairment for any of the periods presented in our consolidated financial statements.

During the fourth quarter of 2011, the Company implemented a rebranding strategy with respect to its laser surgical services business whereby the Company changed the legal name of PRI Medical Technologies, Inc. to UHS Surgical Services, Inc. and ceased using the PRI Medical trade name as of December 31, 2011 (see Note 3, Acquisitions). Accordingly, management determined in the fourth quarter of 2011 that it was appropriate to change the estimated remaining useful life of the PRI Medical trade name from 114 months to 3 months. As a result, the remaining book value of this trade name of $4.1 million was amortized during the fourth quarter of 2011.

At December 31, 2012, future estimated amortization expense related to intangible assets for each of the years ended December 31, 2013 to 2017 is estimated as follows:

(in thousands)

2013	$13,754
2014	12,835
2015	11,930
2016	10,805
2017	7,514

Future amortization expense is an estimate. Actual amounts may change due to additional intangible asset acquisitions, impairment, accelerated amortization or other events.